Note 11 - Borrowings (Details Textual) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Short-term Debt, Weighted Average Interest Rate, at Point in Time	0.40%	0.498%
Line of Credit Facility, Maximum Borrowing Capacity	¥ 10,750,000
Accounts Payable, Interest-bearing, Interest Rate	0.50%
Other Noncurrent Liabilities [Member]
Accounts Payable, Interest-bearing, Noncurrent	¥ 1,468,183